Retained earnings (Tables)	12 Months Ended
Dec. 31, 2024
Retained earnings [abstract]
Summary of Distribution Towards Legal Reserve and Cash Dividend	The appropriations and dividends per share are as follows:

	2021		2022
	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$
Legal reserve	505,482		354,986
Cash dividend	3,127,133	4.30	1,672,652	2.30

	2023		2024
	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$
Legal reserve (Note)	190,237		146,812
Cash dividend (Note)	1,309,032	1.80	872,688	1.20

Note: The aforementioned appropriations of 2024 earnings had not yet been resolved by the shareholders’ meeting.